Putnam
Balanced
Retirement
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Not surprisingly, periods of investor uncertainty and market volatility, such as we have seen over the past year or so, tend to generate a measure of concern among shareholders. The best counsel, of course, is to sit tight, wait out the markets' twists and turns, and keep an eye on the long-term results.

A look back at Putnam Balanced Retirement Fund's long-term performance suggests that its conservative investment strategy can provide comfortably positive results over time without the often sharper swings of more aggressive funds. Past performance can never be taken as a guarantee of future results, but it can provide guideposts for investors in setting their long-term expectations.

While your fund's fiscal 1999 results, as discussed in the following report, may lack the exuberance experienced by more aggressive portfolios, they are based on a sound and time-tested strategy that should amply reward cautious shareholders with patience and long investment horizons.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
December 15, 1999


Report from the Fund Managers

Edward P. Bousa
Charles G. Pohl
James M. Prusko
David L. Waldman
Krishna K. Memani

Putnam Balanced Retirement Fund's equity and fixed-income investments felt the negative effects of rising interest rates during the 12 months ended October 31, 1999. In addition, the stock market's taste for growth stocks came at the expense of the value stocks that make up your fund's equity portfolio, a situation that inevitably dampened the fund's fiscal 1999 returns. Nevertheless, there were pockets of hope within this difficult period, and your fund's conservative investment approach helped insulate it against an extremely volatile environment for equities.

Total return for 12 months ended 10/31/99

     Class A         Class B          Class C          Class M
   NAV     POP     NAV     CDSC     NAV     CDSC     NAV     POP
------------------------------------------------------------------------
   6.73%   0.61%   5.94%   1.10%    5.94%   4.98%    6.27%   2.53%
------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* GIVE AND TAKE FOR VALUE STOCKS

The market's volatility provided us with many opportunities to purchase shares of solid companies at unusually attractive valuations. Emerging stability in the bond market also left the fixed-income portfolio poised to benefit from the positive developments we believe will arise there.

Except for a brief renaissance during the second quarter of 1999, value stocks lagged the market. For the first five months of the fiscal year, a small group of companies with high rates of earnings growth led the market. Value stocks, whose performance tends to track the economy, pulled ahead in the second quarter. Positive news regarding a rebound in global economic growth helped propel many of the cyclical stocks that populate the value universe. Starting in June, however, high-growth technology stocks caught investors' eyes once again, leaving value behind through much of the rest of your fund's fiscal year.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and
finance                  20.0%

Utilities                10.3%

Oil and gas               7.5%

Pharmaceuticals and
biotechnology             4.2%

Food and
beverages                 3.3%

Footnote reads:
*Based on net assets as of 10/31/99. Holdings will vary over time.


The primary reason for value's fade was a slight slowdown in the U.S. economy, which caused investors to worry about the ability of cyclical companies to meet their earnings targets. Federal Reserve Board monetary policy fueled those concerns, as that body's three interest-rate increases within the past five months presaged a further economic slowdown. In theory, higher rates should have sidetracked the self-same high-growth technology stocks that picked up the mantle of leadership from the beginning of the third quarter.

Higher rates increase corporate borrowing costs, diminishing earnings and usually reducing the price investors are willing to pay for a company's earnings growth. But that did not happen this time. In addition, the past five months were particularly harsh on value stocks in that they did not provide the usual downside protection that comes from trading at already cheap valuations. If a company missed its earnings projections, the market severely punished its share price.

* SECTOR WEIGHTINGS REJIGGERED

Higher interest rates hurt financial stocks, turning that sector into fertile ground for attractively priced acquisitions. When the sector rebounded significantly in October, the fund's increased finance position helped performance considerably. Among the holdings that did well were Bank of America, which met earnings expectations in advance of the completion of its merger with NationsBank, and your fund's meaningful stake in insurance companies. Torchmark, American General, and Hartford Financial were bolstered by the passage of legislation tearing down some of the regulatory walls among banks, insurance companies, and other financial services companies, allowing them to engage in each other's businesses.


"There were pockets of hope within this difficult fiscal year, and your fund's conservative investment approach helped insulate it against an extremely volatile environment for equities. That volatility also provided us with many opportunities to purchase shares of solid companies at attractive valuations. Emerging stability in the bond market also left the fixed-income portfolio poised to benefit from the positive developments we believe will arise there."

-- Edward Bousa, fund manager


Other sector moves included additions to electric utilities and natural gas companies, two groups offering both low volatility in an uncertain environment as well as an improving regulatory backdrop. Health-care's representation in the portfolio also spiked up with added investments in Merck, Abbott Labs, and Baxter. These three companies rode the upward swing in pharmaceutical stocks in October.

Energy and communications services also did well, thanks to a recovery in oil prices and the boom in wireless and data communications. Royal Dutch Petroleum, Bell Atlantic, and Sprint were top performers from these two groups. While these holdings, along with others discussed in the report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's strategy and may vary in the future.

On the cyclical front, where your fund has been focused for some time, there were some changes. While our allocations to basic materials and capital goods remained essentially unchanged, we dramatically reduced fund exposure to consumer cyclicals, such as Armstrong World, and eliminated Saks Fifth Avenue, and Mattel. This area was hurt the most by the increase in interest rates and the perception that an economic slowdown would follow.

* CORPORATE BOND POSITION INCREASED

U.S. bonds experienced a shift during the course of the fiscal year, as inflation fears worsened amid a backdrop of accelerating global economic growth. Your fund's fixed-income investments weathered the storm of the Fed's three interest-rate increases as best as possible. All the same, these holdings experienced many of the same tribulations as the market itself. The bond portfolio's neutral posture toward the direction of interest rates proved to be a beneficial stance, given the volatility in the markets.


[GRAPHIC OMITTED: TOP FIVE EQUITY HOLDINGS]

TOP FIVE EQUITY HOLDINGS

SBC Communications, Inc.
Utilities

Citigroup, Inc.
Insurance and finance

Bank of America Corp.
Insurance and finance

American Telephone & Telegraph Co.
Utilities

Exxon Corp.
Oil and gas


[GRAPHIC OMITTED: TOP FIVE FIXED-INCOME HOLDINGS]

TOP FIVE FIXED-INCOME HOLDINGS

Government National Mortgage Association pass-through certificates, 8s, various due dates 2025-2029

U.S. Treasury notes
5 1/4s, 5/15/04

U.S. Treasury notes
5 7/8s, 10/31/01

U.S. Treasury notes
5 1/2s, 5/31/03

Government National Mortgage Association pass-through certificates, 7s, various due dates 2023-2028

Footnote reads:
The top five equity holdings and the top five fixed-income holdings represent 14.6% of the fund's net assets as of 10/31/99. Portfolio holdings will vary over time.


Corporate bonds tumbled from April through September, the result of a glut of new issuance. While your fund was caught in this downdraft, we found numerous opportunities to buy high-grade corporate securities at attractive valuations and added investments in other non-Treasury sectors. As these sectors recovered, the fund's increased allocation to them paid off. That included additional purchases in mortgage-backed securities that were made in September, just in time to take advantage of a rally in September and October.

* OUTLOOK: OPPORTUNITY AMID VOLATILITY

We believe that the stock market is going to remain volatile. Currently there is an extreme divergence between the high-altitude valuations found in the technology sector and the rest of the market. While the U.S. economy has started to moderate somewhat, growth in the rest of the world has accelerated. Therefore, the outlook for U.S. companies doing business overseas is quite positive.

On the other hand, companies solely dependent on the U.S. economy might see their growth rates slow. If technology stock valuations retract somewhat, value stocks may have the opportunity to re-emerge. Additional volatility that leads to sharp share-price drops should certainly increase opportunities to buy companies at attractive prices.

On the fixed-income front, corporate bonds remain poised to perform well. Overall corporate profitability is likely to be substantial enough to support a rally in that sector, especially since corporate bonds historically outperform in the first quarter of the calendar year. Non-Treasury securities remain attractively valued now and could well appreciate in the future.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Balanced Retirement Fund is designed for investors seeking high current return and relative stability of principal from a diversified portfolio of equity and debt securities.




TOTAL RETURN FOR PERIODS ENDED 10/31/99

                      Class A           Class B            Class C            Class M
(inception dates)    (4/19/85)          (2/1/94)          (7/26/99)          (3/17/95)
                   NAV       POP      NAV     CDSC      NAV      CDSC      NAV       POP
-------------------------------------------------------------------------------------------
1 year             6.73%     0.61%    5.94%   1.10%     5.94%    4.98%     6.27%     2.53%
-------------------------------------------------------------------------------------------
5 years           88.27     77.45    81.19   79.19     81.32    81.32     84.03     77.49
Annual average    13.49     12.15    12.62   12.37     12.64    12.64     12.97     12.16
-------------------------------------------------------------------------------------------
10 years         189.09    172.46   167.97  167.97    168.00   168.00    175.23    165.58
Annual average    11.20     10.54    10.36   10.36     10.36    10.36     10.65     10.26
-------------------------------------------------------------------------------------------
Life of fund     341.80    316.53   291.38  291.38    295.99   295.99    306.46    292.33
Annual average    10.77     10.32     9.85    9.85      9.93     9.93     10.13      9.86
-------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 10/31/99

                         Standard          Lehman Brothers
                         & Poor's             Govt./Corp.        Consumer
                        500 Index             Bond Index       price index
----------------------------------------------------------------------------
1 year                    25.67%                -0.67%            2.69%
----------------------------------------------------------------------------
5 years                  217.79                 45.92            12.51
Annual average            26.02                  7.85             2.39
----------------------------------------------------------------------------
10 years                 415.26                112.69            33.92
Annual average            17.82                  7.84             2.96
----------------------------------------------------------------------------
Life of fund            1042.08                255.98            57.34
Annual average            18.29                  9.15             3.17
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 10/31/89

                                               Lehman Bros.
               Fund's class A       S&P 500    Govt./Corp.  Consumer price
Date            shares at POP        Index     Bond Index       index

10/31/89            9,425           10,000       10,000        10,000
10/31/90            8,611            9,525       10,550        10,629
10/31/91           11,132           12,351       12,171        10,939
10/31/92           12,374           13,581       13,451        11,290
10/31/93           14,561           15,610       15,285        11,600
10/31/94           14,471           16,214       14,756        11,903
10/31/95           17,267           20,501       16,932        12,237
10/31/96           19,911           25,441       17,845        12,604
10/31/97           23,667           33,610       19,418        12,866
10/31/98           25,527           41,001       21,413        13,041
10/31/99          $27,246          $51,526      $21,269       $13,392

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $26,797 and $26,800, respectively, and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $27,523 ($26,558 at public offering price).




PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 10/31/99

                               Class A       Class B      Class C      Class M
--------------------------------------------------------------------------------------
Distributions (number)            4             4            1            4
--------------------------------------------------------------------------------------
Income                         $0.3871       $0.3101       $0.11       $0.3361
--------------------------------------------------------------------------------------
Capital gains
  Long-term                     0.6290        0.6290          --        0.6290
--------------------------------------------------------------------------------------
  Short-term                    0.0529        0.0529          --        0.0529
--------------------------------------------------------------------------------------
  Total                        $1.0690       $0.9920       $0.11       $1.0180
--------------------------------------------------------------------------------------
Share value:                 NAV      POP       NAV                  NAV      POP
--------------------------------------------------------------------------------------
10/31/98                    $11.01   $11.68  $10.92           --    $10.96   $11.36
--------------------------------------------------------------------------------------
7/26/99*                        --       --      --       $11.09        --       --
--------------------------------------------------------------------------------------
10/31/99                     10.66    11.31   10.56        10.64     10.61    10.99
--------------------------------------------------------------------------------------
Current return (end of period)
--------------------------------------------------------------------------------------
Current dividend rate1        4.13%    3.89%   3.41%        4.14%     3.66%    3.53%
--------------------------------------------------------------------------------------
Current 30-day SEC yield2     3.58     3.37    2.85         2.87      3.10     2.99
--------------------------------------------------------------------------------------

* Inception of class C shares.

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.





TOTAL RETURN FOR PERIODS ENDED 9/30/99 (most recent calendar quarter)

                      Class A            Class B           Class C            Class M
(inception dates)    (4/19/85)          (2/1/94)          (7/26/99)          (3/17/95)
                   NAV       POP      NAV     CDSC      NAV      CDSC      NAV       POP
-------------------------------------------------------------------------------------------
1 year             7.04%     0.92%    6.15%   1.30%     6.24%    5.27%     6.69%     2.92%
-------------------------------------------------------------------------------------------
5 years           83.68     73.12    76.73   74.73     76.69    76.69     79.69     73.31
Annual average    12.93     11.60    12.06   11.81     12.06    12.06     12.44     11.63
-------------------------------------------------------------------------------------------
10 years         173.82    158.00   153.51  153.51    153.88   153.88    160.62    151.50
Annual average    10.60      9.94     9.75    9.75      9.76     9.76     10.05      9.66
-------------------------------------------------------------------------------------------
Life of fund     331.03    306.38   281.74  281.74    286.32   286.32    296.88    283.09
Annual average    10.64     10.19     9.71    9.71      9.80     9.80     10.01      9.74
-------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard & Poor's 500 Index* is an unmanaged list of large-capitalization common stocks and is frequently used as a general gauge of stock market performance.

Lehman Brothers Government/Corporate Bond Index* is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, nonconvertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered nonconvertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended October 31, 1999

To the Trustees and Shareholders of
Putnam Balanced Retirement Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Balanced Retirement Fund (the "fund") at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 1999




The fund's portfolio
October 31, 1999

COMMON STOCKS (51.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             82,600  Boeing Co.                                                                             $    3,804,763
             88,700  Raytheon Co. Class B                                                                        2,583,388
                                                                                                            --------------
                                                                                                                 6,388,151

Agriculture (--%)
--------------------------------------------------------------------------------------------------------------------------
             11,013  PSF Holdings LLC Class A (NON)                                                                137,663

Automotive (1.3%)
--------------------------------------------------------------------------------------------------------------------------
             96,500  Ford Motor Co.                                                                              5,295,438
             58,400  General Motors Corp.                                                                        4,102,600
             43,400  Lear Corp. (NON)                                                                            1,464,750
                                                                                                            --------------
                                                                                                                10,862,788

Basic Industrial Products (2.2%)
--------------------------------------------------------------------------------------------------------------------------
             50,500  Caterpillar, Inc.                                                                           2,790,125
             94,200  Dover Corp.                                                                                 4,009,388
             58,200  Ingersoll-Rand Co.                                                                          3,040,950
             55,100  Minnesota Mining & Manufacturing Co.                                                        5,237,944
            117,400  Owens-Illinois, Inc. (NON)                                                                  2,810,263
             26,500  W W Grainger                                                                                1,122,938
                                                                                                            --------------
                                                                                                                19,011,608

Broadcasting (--%)
--------------------------------------------------------------------------------------------------------------------------
              2,795  AMFM, Inc. (NON)                                                                              195,650

Building and Construction (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             20,900  Armstrong World Industries, Inc.                                                              781,138

Business Equipment and Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             28,700  Hewlett-Packard Co.                                                                         2,125,594
                175  Internet Capital Group Inc. (NON)                                                              20,366
                 87  U.S. Interactive, Inc. (NON)                                                                    3,121
             73,500  Xerox Corp.                                                                                 2,058,000
                                                                                                            --------------
                                                                                                                 4,207,081

Cable Television (--%)
--------------------------------------------------------------------------------------------------------------------------
              3,703  Cablevision Systems Corp. Class A (NON)                                                       250,154

Chemicals (1.8%)
--------------------------------------------------------------------------------------------------------------------------
             40,500  Dow Chemical Co.                                                                            4,789,125
             36,938  du Pont (E.I.) de Nemours & Co., Ltd.                                                       2,380,192
             32,600  Eastman Chemical Co.                                                                        1,257,138
            141,000  Engelhard Corp.                                                                             2,485,125
             56,000  PPG Industries, Inc.                                                                        3,395,000
             14,300  Union Carbide Corp.                                                                           872,300
                                                                                                            --------------
                                                                                                                15,178,880

Computer Services and Software (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             58,000  Computer Associates International, Inc.                                                     3,277,000
             41,800  Electronic Data Systems Corp.                                                               2,445,300
             30,900  IBM Corp.                                                                                   3,039,788
                                                                                                            --------------
                                                                                                                 8,762,088

Conglomerates (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             35,500  TRW, Inc.                                                                                   1,522,063
             51,300  United Technologies Corp.                                                                   3,103,650
                                                                                                            --------------
                                                                                                                 4,625,713

Consumer Durable Goods (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            147,550  Hasbro, Inc.                                                                                3,043,219
             44,000  Whirlpool Corp.                                                                             3,066,250
                                                                                                            --------------
                                                                                                                 6,109,469

Consumer Non Durables (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                303  Hedstrom Holdings, Inc. 144A (NON)                                                                303
             71,200  Kimberly-Clark Corp.                                                                        4,494,500
                                                                                                            --------------
                                                                                                                 4,494,803

Consumer Products (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             88,900  Fortune Brands, Inc.                                                                        3,150,394

Consumer Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
                 25  AmeriKing, Inc. (NON)                                                                             250
             49,000  Marriott International, Inc. Class A                                                        1,650,688
            229,200  Service Corp. International                                                                 2,191,725
                                                                                                            --------------
                                                                                                                 3,842,663

Electronics and Electrical Equipment (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             71,000  Emerson Electric Co.                                                                        4,264,438
             45,500  Motorola, Inc.                                                                              4,433,406
              2,178  Sensormatic Electronics Corp. (NON)                                                            32,942
                                                                                                            --------------
                                                                                                                 8,730,786

Entertainment (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            102,900  Disney (Walt) Productions, Inc. (NON)                                                       2,713,988
                748  Fitzgerald Gaming Corp.                                                                           187
                                                                                                            --------------
                                                                                                                 2,714,175

Environmental Control (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            157,900  Waste Management, Inc.                                                                      2,901,413

Food and Beverages (3.1%)
--------------------------------------------------------------------------------------------------------------------------
             81,500  Heinz (H.J.) Co.                                                                            3,891,625
            144,900  Nabisco Holdings Corp.                                                                      1,856,531
             12,400  Nabisco Holdings Corp. Class A                                                                463,450
            175,700  Pepsi Bottling Group, Inc. (The)                                                            3,195,544
            102,500  PepsiCo, Inc.                                                                               3,555,469
            194,100  Sara Lee Corp.                                                                              5,252,831
             76,000  Seagram Co., Ltd.                                                                           3,752,500
            110,500  SYSCO Corp.                                                                                 4,247,344
                                                                                                            --------------
                                                                                                                26,215,294

Health Care (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Baxter International, Inc.                                                                  2,270,625
            179,200  HEALTHSOUTH Corp. (NON)                                                                     1,030,400
                                                                                                            --------------
                                                                                                                 3,301,025

Insurance and Finance (11.9%)
--------------------------------------------------------------------------------------------------------------------------
            101,500  Allstate Corp.                                                                              2,918,125
             43,500  American General Corp.                                                                      3,227,156
             61,600  AON Corp.                                                                                   2,186,800
            136,943  Bank of America Corp.                                                                       8,815,706
            106,700  Bank One Corp.                                                                              4,007,919
            111,836  BB&T Corp.                                                                                  4,068,035
             32,600  Bear Stearns Companies, Inc. (The)                                                          1,389,575
            128,900  Charter One Financial, Inc.                                                                 3,166,106
             40,000  CIGNA Corp.                                                                                 2,990,000
            179,000  Citigroup, Inc.                                                                             9,688,375
             76,200  Comerica, Inc.                                                                              4,529,138
             94,000  Fannie Mae                                                                                  6,650,500
             85,862  Fleet Boston Corp.                                                                          3,745,730
             81,400  Hartford Financial Services Group                                                           4,217,538
             68,300  Household International, Inc.                                                               3,047,888
             10,000  Jefferson-Pilot Corp.                                                                         750,625
             59,200  MBNA Corp.                                                                                  1,635,400
             11,300  Merrill Lynch & Co., Inc.                                                                     887,050
             13,700  Morgan (J.P.) & Co., Inc.                                                                   1,792,988
            113,600  National City Corp.                                                                         3,351,200
             31,500  Paine Webber Group Inc.                                                                     1,283,625
             86,000  PNC Bank Corp.                                                                              5,127,750
            106,250  Synovus Financial Corp.                                                                     2,277,734
            104,400  Torchmark Corp.                                                                             3,255,975
            133,300  U.S. Bancorp                                                                                4,940,431
             80,900  Unum Corp.                                                                                  2,664,644
            125,400  Washington Mutual, Inc.                                                                     4,506,563
            103,000  Wells Fargo & Co.                                                                           4,931,125
                                                                                                            --------------
                                                                                                               102,053,701

Metals and Mining (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             53,000  Alcoa Inc.                                                                                  3,219,750

Oil and Gas (5.8%)
--------------------------------------------------------------------------------------------------------------------------
             74,900  Baker Hughes, Inc. (NON)                                                                    2,092,519
             53,800  Chevron, Inc.                                                                               4,912,613
            135,100  Conoco, Inc.                                                                                3,706,806
             63,017  Conoco, Inc. Class B                                                                        1,709,336
             66,500  El Paso Energy Corp.                                                                        2,726,500
            108,000  Exxon Corp.                                                                                 7,998,750
             55,200  Halliburton Co.                                                                             2,080,350
             70,100  Mobil Corp.                                                                                 6,764,650
              3,022  Pride International, Inc. (NON)                                                                41,553
            109,800  Royal Dutch Petroleum Co. Plc ADR (Netherlands)                                             6,581,138
            129,400  Tosco Corp.                                                                                 3,275,438
             50,407  Total Corp. ADR (France)                                                                    3,361,517
            155,900  Union Pacific Resources Group Inc.                                                          2,260,550
             72,700  Williams Companies, Inc.                                                                    2,726,250
                                                                                                            --------------
                                                                                                                50,237,970

Paper and Forest Products (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             98,100  Mead Corp.                                                                                  3,531,600
            107,600  Weyerhaeuser Co.                                                                            6,422,375
                                                                                                            --------------
                                                                                                                 9,953,975

Pharmaceuticals and Biotechnology (3.8%)
--------------------------------------------------------------------------------------------------------------------------
            168,800  Abbott Laboratories                                                                         6,815,300
            125,000  American Home Products Corp.                                                                6,531,250
             51,500  Bristol-Myers Squibb Co.                                                                    3,955,844
             76,200  Merck & Co., Inc.                                                                           6,062,663
             92,300  Monsanto Co.                                                                                3,553,550
            113,800  Pharmacia & Upjohn, Inc.                                                                    6,138,088
                                                                                                            --------------
                                                                                                                33,056,695

Publishing (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             70,900  McGraw-Hill, Inc.                                                                           4,227,413

Real Estate (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             84,000  Equity Office Properties Trust (R)                                                          1,858,500
             82,000  Equity Residential Properties Trust (R)                                                     3,428,625
            107,700  Starwood Hotels & Resorts Worldwide, Inc. (R)                                               2,470,369
                                                                                                            --------------
                                                                                                                 7,757,494

Retail (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             42,200  Albertsons, Inc.                                                                            1,532,388
             91,800  Federated Department Stores, Inc. (NON)                                                     3,918,713
                 12  Mothers Work, Inc. (NON)                                                                          126
            119,400  Rite Aid Corp.                                                                              1,044,750
                                                                                                            --------------
                                                                                                                 6,495,977

Telecommunications (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             57,500  ALLTEL Corp.                                                                                4,786,875
                657  Intermedia Communications, Inc.                                                                17,082
                                                                                                            --------------
                                                                                                                 4,803,957

Textiles (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            133,158  Shaw Industries, Inc.                                                                       2,055,627

Transportation (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            145,197  Burlington Northern Santa Fe Corp.                                                          4,628,154
             41,900  CSX Corp.                                                                                   1,717,900
             58,000  Delta Air Lines, Inc.                                                                       3,157,375
             52,000  FDX Corp.                                                                                   2,239,250
             40,600  UAL Corp. (NON)                                                                             2,763,338
                                                                                                            --------------
                                                                                                                14,506,017

Utilities (8.2%)
--------------------------------------------------------------------------------------------------------------------------
            175,400  American Telephone & Telegraph Co.                                                          8,199,950
            105,600  Bell Atlantic Corp.                                                                         6,857,400
            102,600  BellSouth Corp.                                                                             4,617,000
             72,000  CiNergy Corp.                                                                               2,034,000
             62,900  Consolidated Natural Gas Co.                                                                4,025,600
            145,400  DPL, Inc.                                                                                   2,944,350
             23,400  DQE, Inc.                                                                                     934,538
             97,800  Duke Energy Corp.                                                                           5,525,700
            130,400  Entergy Corp.                                                                               3,903,850
             33,900  Florida Progress Corp.                                                                      1,553,044
             91,400  GTE Corp.                                                                                   6,855,000
            154,400  OGE Energy Corp.                                                                            3,502,950
            248,154  SBC Communications, Inc.                                                                   12,640,344
            153,900  Sempra Energy                                                                               3,145,331
             93,800  Texas Utilities Co.                                                                         3,634,725
                                                                                                            --------------
                                                                                                                70,373,782
                                                                                                            --------------
                     Total Common Stocks (cost $402,264,840)                                                $  440,603,294

CORPORATE BONDS AND NOTES (21.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (--%)
--------------------------------------------------------------------------------------------------------------------------
     $       10,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                                      $       10,450

Aerospace and Defense (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                  16,900
            100,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 9 7/8s, 2006                                         97,500
          1,885,000  Boeing Co. deb. 6 5/8s, 2038                                                                1,645,171
          1,450,000  Litton Industries Inc. 144A notes 8s, 2009                                                  1,473,780
          1,555,000  Norsk Hydro notes 6.36s, 2009 (Norway)                                                      1,445,668
          1,330,000  Raytheon Co notes 6.45s, 2002                                                               1,304,504
          1,000,000  Raytheon Co. deb. 6.4s, 2018                                                                  855,930
                                                                                                            --------------
                                                                                                                 6,839,453

Agriculture (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            635,000  IMC Global, Inc. notes 7.4s, 2002                                                             631,050
            134,901  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 (PIK)                                  124,109
                                                                                                            --------------
                                                                                                                   755,159

Apparel (--%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Fruit of the Loom company guaranty 8 7/8s, 2006                                                20,000
             50,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                     43,250
                                                                                                            --------------
                                                                                                                    63,250

Automotive (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,365,000  Chrysler Corp. deb. Ser. B, 7.45s, 2097                                                     1,301,746
          1,040,000  Delphi Automotive Systems Corp. deb. 7 1/8s, 2029                                             935,917
            290,000  Federal Mogul Corp. notes 7 3/8s, 2006                                                        266,049
            710,000  Ford Motor Co. deb. 7.4s, 2046                                                                675,345
             45,000  Ford Motor Co. bonds 6 5/8s, 2028                                                              40,031
          1,500,000  Ford Motor Credit Corp. notes 7 3/8s, 2009                                                  1,507,800
            190,000  Ford Motor Credit Corp. notes 6.55s, 2002                                                     188,894
          1,405,000  Ford Motor Credit Corp. sr. notes 5.8s, 2009                                                1,268,251
          2,325,000  General Motors Acceptance Corp. sr. unsub. 5.85s, 2009                                      2,110,728
            210,000  Lear Corp. sub. notes 9 1/2s, 2006                                                            215,250
             80,000  Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                                     64,000
                                                                                                            --------------
                                                                                                                 8,574,011

Basic Industrial Products (--%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  American Standard Companies, Inc. sr. notes 7 3/8s, 2008                                      167,200
            160,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                     154,579
                                                                                                            --------------
                                                                                                                   321,779

Broadcasting (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Allbritton Communications Co. sr. sub. notes Ser. B,
                       8 7/8s, 2008                                                                                 66,675
            400,000  AMFM, Inc. sr. sub. notes 9 3/8s, 2004                                                        408,000
            205,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              212,688
             75,000  Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                        76,688
            250,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                        240,625
            140,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                                     158,200
            225,000  Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                      211,500
                                                                                                            --------------
                                                                                                                 1,374,376

Building and Construction (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Albecca Inc. company guaranty 10 3/4s, 2008                                                    68,850
             70,000  Building Materials Corp. company guaranty 8s, 2008                                             63,525
            530,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                   462,425
             50,000  NCI Building Systems Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                                  46,125
                                                                                                            --------------
                                                                                                                   640,925

Business Equipment and Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,650,867  Federal Express Corp. pass-thru certificates Ser. 1998-1A,
                       6.72s, 2022                                                                               1,545,888
             90,000  Iron Mountain, Inc. company guaranty 10 1/8s, 2006                                             91,800
            233,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                               246,398
                                                                                                            --------------
                                                                                                                 1,884,086

Cable Television (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             29,375  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 (PIK)                                     29,669
            140,000  Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008                                  132,300
             40,000  Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                           36,000
            350,000  Century Communications Corp. sr. notes 9 1/2s, 2005                                           349,125
             60,000  Century Communications Corp. sr. notes 8 3/4s, 2007                                            57,300
            180,000  Charter Communications Holdings LLC sr. disc. notes
                       stepped-coupon zero % (9.92s, 4/1/04), 2011 (STP)                                           106,200
             75,000  CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                                 81,750
             30,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                           28,434
            250,000  CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                     246,150
             80,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                       72,600
            260,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                      204,100
            175,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                                            184,625
             55,000  Jones Intercable, Inc. sr. notes 9 5/8s, 2002                                                  58,300
            100,000  Lamar Media Corp. company guaranty 9 5/8s, 2006                                               101,750
            210,000  Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                                 206,850
             70,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                       70,000
             90,000  TeleWest Communications Plc 144A sr. disc. notes
                       stepped-coupon zero %, (9 1/4, 4/15/04) 2009
                       (United Kingdom) (STP)                                                                       54,675
                                                                                                            --------------
                                                                                                                 2,019,828

Chemicals (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            735,000  Equistar Chemicals LP notes 9 1/8s, 2002                                                      741,049
            100,000  ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                             100,500
            280,000  Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                         280,700
          1,145,000  Nova Chemicals Corp. deb. 7s, 2026 (Canada)                                                 1,112,722
            930,000  Rohm & Haas Co. 144A deb. 7.85s, 2029                                                         951,660
                                                                                                            --------------
                                                                                                                 3,186,631

Computer Services and Software (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,425,000  IBM Corp. deb. 7 1/8s, 2096                                                                 2,314,517
             50,000  Verio Inc. sr. notes 11 1/4s, 2008                                                             51,500
                                                                                                            --------------
                                                                                                                 2,366,017

Conglomerates (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            465,000  Canadian Pacific Ltd. deb. 9.45s, 2021 (Canada)                                               533,364
          1,320,000  TRW, Inc. 144A notes 7 3/4s, 2029                                                           1,255,558
          1,665,000  Tyco International Ltd. company guaranty 6 3/8s, 2005                                       1,589,759
          1,530,000  Tyco International Ltd. company guaranty 6 1/4s, 2003                                       1,473,910
                                                                                                            --------------
                                                                                                                 4,852,591

Consumer Non Durables (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                 131,300
          1,630,000  Imperial Tobacco company guaranty 7 1/8s, 2009                                              1,489,576
            295,000  Philip Morris Companies, Inc. notes 7 1/2s, 2004                                              293,401
            600,000  Philip Morris Companies, Inc. notes 7 1/8s, 2004                                              587,070
            295,000  Philip Morris Companies, Inc. notes 6.8s, 2003                                                288,628
                                                                                                            --------------
                                                                                                                 2,789,975

Consumer Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                                103,500
          1,420,000  Hertz Corp. sr. notes 6 1/2s, 2006                                                          1,359,125
            270,000  Hertz Corp. notes 6 1/4s, 2009                                                                247,212
            610,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                    529,175
             40,000  Protection One, Inc. sr. disc. notes stepped-coupon zero %
                       (13 5/8s, 6/30/00), 2005 (STP)                                                                8,800
            210,000  Williams Communications Group Inc. sr. notes 10 7/8s, 2009                                    216,300
                                                                                                            --------------
                                                                                                                 2,464,112

Cosmetics (--%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Revlon Consumer Products sr. notes 9s, 2006                                                    47,400
             75,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                                58,500
                                                                                                            --------------
                                                                                                                   105,900

Electronics and Electrical Equipment (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2006                                          116,100
             30,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                              28,500
             90,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                             89,100
            150,000  Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                                    147,000
            235,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                  192,700
                                                                                                            --------------
                                                                                                                   573,400

Energy-Related (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,345,000  Amerada Hess Corp. bonds 7 7/8s, 2029                                                       1,318,369
             60,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                           56,400
            400,000  Calpine Corp. sr. notes 7 3/4s, 2009                                                          375,480
            880,000  Osprey Trust 144A sec. notes 8.31s, 2003                                                      886,050
            130,000  York Power Funding 144A company guaranty 12s, 2007
                       (Cayman Islands)                                                                            132,600
                                                                                                            --------------
                                                                                                                 2,768,899

Entertainment (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            550,000  ITT Corp. notes 6 3/4s, 2005                                                                  494,527
          1,380,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                               1,258,394
            700,000  News America Holdings, Inc. deb. 7.7s, 2025                                                   657,902
             20,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                  9,000
            100,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                 91,750
             80,000  SFX Entertainment, Inc. company guaranty 9 1/8s, 2008                                          73,600
            615,000  Time Warner Entertainment Co. notes 8 7/8s, 2012                                              679,987
          2,385,000  Time Warner Entertainment Co. sr. notes 8 3/8s, 2033                                        2,553,834
            190,000  United Artists Theatre sr. sub. notes 9 3/4s, 2008                                             38,238
            775,000  Walt Disney Co. med. term notes 5.62s, 2008                                                   695,136
                                                                                                            --------------
                                                                                                                 6,552,368

Environmental Control (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            640,000  Allied Waste Industries, Inc. company guaranty Ser. B,
                       7 7/8s, 2009                                                                                544,800

Food and Beverages (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,425,000  Pepsi Bottling Group Inc. sr. notes Ser. B, 7s, 2029                                        1,319,265

Gaming (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                          35,306
            400,000  Harrahs Entertainment, Inc. company guaranty 7 7/8s, 2005                                     381,000
             30,000  Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                                      28,066
            110,000  Hollywood Park, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                      106,425
             50,000  Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                                     48,000
            170,000  International Game Technology sr. notes 7 7/8s, 2004                                          163,200
             20,000  Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                       19,450
            910,000  Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                           878,150
            370,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                          348,725
                                                                                                            --------------
                                                                                                                 2,008,322

Health Care (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  Columbia/HCA Healthcare Corp. med. term notes 9s, 2014                                        133,000
             30,000  Columbia/HCA Healthcare Corp. med. term notes 6.63s, 2045                                      28,527
             40,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                      31,300
             75,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                            6,000
             50,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                            4,000
             50,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B, stepped-coupon zero % (10 1/2s, 11/1/02), 2007 (STP)
                       (In default) (NON)                                                                            1,000
            180,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007 (In default) (NON)                                                               5,400
            220,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                   66,000
             75,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                          68,625
            150,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                            139,875
          1,510,000  Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                       1,359,000
                                                                                                            --------------
                                                                                                                 1,842,727

Insurance and Finance (7.5%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                 37,355
            140,000  Advanta Corp. med. term notes Ser. D, 6.92s, 2002                                             127,266
          1,495,000  AFC Capital Trust company guaranty Ser. B, 8.207s, 2027                                     1,431,253
          1,225,000  AFLAC Inc. sr. notes 6 1/2s, 2009                                                           1,153,815
            605,000  American General Institute 144A company guaranty
                       8 1/8s, 2046                                                                                603,469
            565,000  Associates First Capital Corp. sub. deb. 8.15s, 2009                                          603,753
            495,000  Associates First Capital Corp. deb. 6.95s, 2018                                               470,047
          2,975,000  BankAmerica Corp. sr. notes 5 7/8s, 2009                                                    2,702,103
          1,630,000  Bank United notes 8s, 2009                                                                  1,536,063
          1,280,000  Bayer Hypo-Verinsbank 144A bonds 8.741s, 2031                                               1,236,685
          1,165,000  Capital One Financial Corp. notes 7 1/4s, 2006                                              1,106,750
            185,000  Capital One Financial Corp. notes 7 1/4s, 2003                                                180,414
          1,885,000  Citicorp sub. notes 6 3/8s, 2008                                                            1,775,142
            950,000  Colonial Bank sub. notes 8s, 2009                                                             889,675
             15,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                          13,676
          1,570,000  Conseco Financing Trust II company guaranty 8.7s, 2026                                      1,366,057
            950,000  Conseco Inc. notes 8 1/2s, 2002                                                               952,841
            775,000  Conseco Inc. med. term notes 6 1/2s, 2002                                                     738,164
            140,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                    28,000
            150,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                    25,500
          1,045,000  Countrywide Home Loan Corp. company guaranty
                       6.935s, 2007                                                                              1,021,049
            850,000  Countrywide Home Loan Corp. company guaranty
                       6 1/4s, 2009                                                                                781,686
          1,050,000  Dime Bancorp, Inc. sr. notes 6 3/8s, 2001                                                   1,051,544
          1,190,000  Dresdner Funding Trust I 144A notes 8.151s, 2031                                            1,111,972
          1,895,000  Executive Risk Capital Trust company guaranty Ser. B,
                       8.675s, 2027                                                                              1,880,390
            515,000  Finova Capital Corp. notes 6 1/4s, 2002                                                       503,897
          1,445,000  Finova Capital Corp. med-term notes 6.11s, 2003                                             1,403,702
          1,150,000  First Citizens Bank Capital Trust I company guaranty
                       8.05s, 2028                                                                               1,023,500
            470,000  Firstar Bank Milwaukee sr. bank notes 6 1/4s, 2002                                            462,565
          1,070,000  Firstar Capital Trust I company guaranty Ser. B, 8.32s, 2026                                1,064,746
          1,440,000  Goldman Sachs Group, Inc. (The) notes Ser. B, 7.35s, 2009                                   1,436,400
            520,000  Hartford Life, Inc. deb. 7.65s, 2027                                                          508,492
          1,515,000  Household Finance Corp. notes 6 1/2s, 2008                                                  1,429,115
            240,000  Household Finance Corp. sr. unsub. 5 7/8s, 2009                                               217,154
          1,085,000  Imperial Bank sub. notes 8 1/2s, 2009                                                       1,030,479
            980,000  Lehman Brothers Holdings, Inc. notes 6 5/8s, 2004                                             956,402
          1,740,000  Lehman Brothers Holdings, Inc. notes 6 1/4s, 2003                                           1,691,019
          1,030,000  Liberty Mutual Insurance 144A notes 7.697s, 2097                                              866,385
          1,015,000  Markel Capital Trust I company guaranty Ser. B, 8.71s, 2046                                   885,050
          1,005,000  Merey Sweeney L.P. 144A sr. notes 8.85s, 2019                                               1,002,488
            785,000  Money Store, Inc. notes 8.05s, 2002                                                           805,614
          1,035,000  Newcourt Credit Group, Inc. company guaranty Ser. A,
                       7 1/8s, 2003                                                                              1,033,075
            980,000  Newcourt Credit Group, Inc. 144A notes 6 7/8s, 2005                                           968,171
            720,000  Norwest Corp. med. term sr. notes Ser. J, 6 3/4s, 2027                                        644,170
            470,000  Orange Cogen Funding 144A company guaranty 8.175s, 2022                                       454,349
          1,605,000  Paine Webber Group, Inc. sr. med. term notes 6.52s, 2005                                    1,520,738
          1,935,000  Peoples Bank-Bridgeport sub. notes 7.2s, 2006                                               1,798,350
            185,000  Peoples Heritage Capital Trust company guaranty Ser. B,
                       9.06s, 2027                                                                                 176,745
            875,000  Presidential Life Corp. sr. notes 7 7/8s, 2009                                                831,250
          1,445,000  Principal Financial Group 144A notes 7.95s, 2004                                            1,459,450
          2,490,000  Provident Companies, Inc. bonds 7.405s, 2038                                                2,105,046
          1,290,000  Prudential Insurance Co. 144A 6 7/8s, 2003                                                  1,284,247
             90,000  RBF Finance Co. company guaranty 11 3/8s, 2009                                                 94,950
            200,000  RBF Finance Co. company guaranty 11s, 2006                                                    212,000
          1,425,000  Salomon, Inc. sr. notes 7.3s, 2002                                                          1,442,585
            997,802  Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                                  999,748
          2,000,000  Scotland International Finance Co. B.V. 144A sub. notes
                       8.85s, 2006 (Netherlands)                                                                 2,144,860
          1,430,000  Sovereign Bancorp, Inc. sr. notes 6 5/8s, 2001                                              1,401,700
            985,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                                       954,002
            585,000  State Street Institution 144A company guaranty 7.94s, 2026                                    571,217
          1,965,000  Sun Life Canada Capital Trust 144A 8.526s, 2049                                             1,838,808
          1,955,000  Tig Capital Trust I 144A bonds 8.597s, 2027                                                 1,809,763
            715,000  Transamerica Capital III bonds 7 5/8s, 2037                                                   665,844
          1,235,000  Trenwick Capital Trust I company guaranty 8.82s, 2037                                       1,000,091
            150,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                147,641
          1,275,000  Zurich Capital Trust I 144A company guaranty 8.376s, 2037                                   1,226,601
                                                                                                            --------------
                                                                                                                64,897,078

Medical Supplies and Devices (--%)
--------------------------------------------------------------------------------------------------------------------------
             55,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                     44,000

Metals and Mining (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                                         148,500
            750,000  AK Steel Corp. company guaranty 7 7/8s, 2009                                                  682,500
             50,000  Ameristeel Corp. company guaranty Ser. B, 8 3/4s, 2008                                         49,125
             24,000  Anker Coal Group, Inc. 144A sec. notes 14 1/4s, 2007 (PIK)                                     12,000
             70,000  California Steel Industries 144A sr. notes 8 1/2s, 2009                                        66,500
             95,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                           49,400
            140,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                         84,000
            295,000  National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                           292,050
                                                                                                            --------------
                                                                                                                 1,384,075

Oil and Gas (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            815,000  Alliance Pipeline L.P. 144A sr. notes 7.77s, 2015 (Canada)                                    784,438
          1,675,000  Coastal Corp. bonds 6.95s, 2028                                                             1,495,574
            659,208  Express Pipeline Ltd. 144A sub. notes Ser. B,
                       7.39s, 2019 (Canada)                                                                        567,789
             70,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                    68,472
            970,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                                    961,357
          1,550,000  KN Capital Trust III company guaranty 7.63s, 2028                                           1,344,470
            370,000  Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                                    379,250
            880,000  Maritimes & NE Pipeline 144A secd. 7.7s, 2019                                                 859,232
             60,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                       59,400
             90,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                       86,625
            300,000  Petro Geo-Services ADR notes 7 1/2s, 2007 (Norway)                                            297,891
          1,505,000  Petro Geo-Services sr. notes 7 1/8s, 2028 (Norway)                                          1,347,396
          1,950,000  Union Oil Company of California company guaranty
                       7 1/2s, 2029                                                                              1,855,328
                                                                                                            --------------
                                                                                                                10,107,222

Paper and Forest Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            950,000  Abitibi-Consolidated Inc. deb. 8 1/2s, 2029                                                   935,750
             10,000  Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                           9,642
             90,000  Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                             91,575
            370,000  Tembec Industries, Inc. company guaranty
                       8 5/8s, 2009 (Canada)                                                                       360,750
                                                                                                            --------------
                                                                                                                 1,397,717

Pharmaceuticals and Biotechnology (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         143,250
            400,000  ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                         365,000
            825,000  Monsanto Co. 144A deb. 6.6s, 2028                                                             733,937
                                                                                                            --------------
                                                                                                                 1,242,187

Publishing (--%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                       8 3/4s, 2009                                                                                128,800

Real Estate (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,005,000  Avalon Properties, Inc. notes 6 7/8s, 2007 (R)                                                939,585
            920,000  Avalon Properties, Inc. notes 6 5/8s, 2005 (R)                                                876,015
          1,335,000  EOP Operating L.P. notes 6.8s, 2009                                                         1,235,129
            360,000  EOP Operating L.P. sr. notes 6 3/4s, 2008                                                     334,300
            490,000  EOP Operating L.P. notes 6 3/8s, 2002                                                         481,420
            650,000  OMEGA Healthcare Investors, Inc. notes 6.95s, 2007 (R)                                        533,403
            860,000  OMEGA Healthcare Investors, Inc. notes 6.95s, 2002 (R)                                        798,476
             60,000  Starwood Hotels & Resorts notes 6 3/4s, 2003                                                   56,443
             40,000  Tanger Properties Ltd. Partnership Gtd. notes 8 3/4s, 2001 (R)                                 39,731
                                                                                                            --------------
                                                                                                                 5,294,502

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,010,000  Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                         959,429

Retail (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            975,000  Federated Department Stores, Inc. sr. notes 8 1/2s, 2003                                    1,014,098
             60,000  K mart Corp. med. term notes 7.55s, 2004                                                       57,112
          2,350,000  Sears Roebuck Acceptance Corp. notes 6 1/2s, 2028                                           1,917,036
            270,000  Southland Corp. sr. sub. deb. 5s, 2003                                                        232,875
            115,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                      94,300
                                                                                                            --------------
                                                                                                                 3,315,421

Telecommunications (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (10.8s, 5/15/04), 2009 (Canada) (STP)                                                        75,400
            160,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (8.94s, 8/15/03), 2008 (Canada) (STP)                                                        92,800
             70,000  Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                         59,500
             10,000  Clearnet Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (14 3/4s, 12/15/00), 2005 (STP)                                                        9,500
            220,000  Covad Communications Group, Inc. sr. notes 12 1/2s, 2009                                      215,600
            150,000  Dial Call Communications, Inc. sr. disc. notes Ser. B,
                       10 1/4s, 2005                                                                               153,000
            170,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                   93,500
             20,000  Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                                       20,200
            130,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               115,050
            270,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                                  274,050
            110,000  Hyperion Telecommunications Corp., Inc. sr. notes
                       Ser. B, 12 1/4s, 2004                                                                       116,600
            640,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                                316,800
            240,000  Intermedia Communications, Inc. sr. disc. notes Ser. B,
                       stepped-coupon zero % (11 1/4s, 7/15/02), 2007 (STP)                                        165,600
            565,000  International Cabletel, Inc. sr. notes Ser. B, stepped-coupon
                       zero % (11 1/2s, 2/01/01), 2006 (STP)                                                       492,963
             90,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                       75,600
             20,000  Long Distance International, Inc. sr. notes 12 1/4s, 2008                                      10,000
            190,000  McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                        176,700
            100,000  Microcell Telecommunications sr. disc. notes Ser. B,
                       stepped-coupon zero % (14s, 12/1/01), 2006 (Canada) (STP)                                    82,250
            180,000  NEXTEL Communications, Inc. sr. notes 12s, 2008                                               200,250
             50,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (10.65s, 9/15/02), 2007 (STP)                                          37,500
            100,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (9.95s, 2/15/03), 2008 (STP)                                           71,000
            285,000  NEXTEL Communications, Inc. sr. disc. notes 9 3/4s, 2004                                      290,344
             90,000  NTL, Inc. sr. notes Ser. B, 11 1/2s, 2008                                                      96,750
             10,000  NTL, Inc. sr. notes Ser. B, stepped-coupon zero %
                       (9 3/4s, 4/1/03), 2008 (United Kingdom) (STP)                                                 6,700
            380,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                                384,750
            200,000  Primus Telecommunications Group, Inc. sr. notes 11 3/4s, 2004                                 194,500
            165,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         130,929
            570,000  Sprint Capital Corp. company guaranty 6.9s, 2019                                              531,474
          2,040,000  Sprint Capital Corp. company guaranty 6 1/8s, 2008                                          1,886,388
          1,085,000  Sprint Capital Corp. company guaranty 5.7s, 2003                                            1,039,029
          2,785,000  TCI Communications, Inc deb. 8 3/4s, 2015                                                   3,111,291
            260,000  TCI Communications, Inc. sr. notes 7 1/8s, 2028                                               247,416
             30,000  Telecom Tech, Inc. company guaranty 9 3/4s, 2008                                               28,500
             40,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02),
                       2005 (STP)                                                                                    4,000
            725,000  U S West, Inc. notes 5 5/8s, 2008                                                             646,715
                                                                                                            --------------
                                                                                                                11,452,649

Textiles (--%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Day International Group, Inc. company guaranty
                       9 1/2s, 2008                                                                                 49,200
            100,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                               17,000
                                                                                                            --------------
                                                                                                                    66,200

Transportation (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,510,000  Airbus Industries 144A notes 8.027s, 2020                                                   2,510,000
          1,410,000  Atlas Air, Inc. pass-through certificates Ser. 991A,
                       7.2s, 2019                                                                                1,304,673
          1,270,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                             1,219,594
             30,000  Calair LLC company guaranty 8 1/8s, 2008                                                       27,713
          1,664,482  Continental Airlines, Inc. pass-through certificates
                       Ser. 981C, 6.541s, 2008                                                                   1,599,085
          1,130,000  CSX Corp. deb. 7.95s, 2027                                                                  1,140,950
             35,000  Eletson Holdings, Inc. 1st pfd. mtge. notes
                       9 1/4s, 2003 (Greece)                                                                        31,500
            260,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                        236,600
             40,000  Johnstown America Industries, Inc. sr. sub. notes
                       11 3/4s, 2005                                                                                40,700
          2,058,260  Northwest Airlines Corp. pass-thru certificate
                       Ser. 1999-1A, 6.81s, 2020                                                                 1,834,115
                                                                                                            --------------
                                                                                                                 9,944,930

Utilities (1.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,425,000  Aes Eastern Energy 144A pass-through certificates
                       9s, 2017                                                                                  1,376,294
          1,005,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                             975,342
          1,260,000  AT&T Capital Corp. med. term notes 6.6s, 2005                                               1,214,464
            150,000  Cleveland Electric Illuminating Co. 1st mtge 6.86s, 2008                                      140,451
            460,000  CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                               436,549
            305,000  Edison Mission Energy 144A company guaranty
                       7.33s, 2008                                                                                 295,295
            930,000  El Paso Energy Corp. notes 7 5/8s, 2011                                                       930,047
            475,000  El Paso Energy Corp. sr. notes 6 3/4s, 2009                                                   453,198
            780,000  GTE Corp. deb. 6.46s, 2008                                                                    747,692
            443,997  Midland Funding Corp. I deb. Ser. C-94, 10.33s, 2002                                          460,851
             35,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                            38,492
            960,000  Midwest Energy Co. 144A notes 8.7s, 2009                                                      967,920
            475,000  Niagara Mohawk Power Corp. sr. notes Ser. G,
                       7 3/4s, 2008                                                                                480,358
             37,805  Niagara Mohawk Power Corp. sr. notes Ser. F,
                       7 5/8s, 2005                                                                                 38,147
             49,174  Northeast Utilities System notes Ser. A, 8.58s, 2006                                           49,603
            541,733  Northeast Utilities System notes Ser. B, 8.38s, 2005                                          536,424
          1,305,000  Public Service Co. of New Mexico deb. 10 1/4s, 2012                                         1,425,791
          1,025,000  Southern Energy 144A sr. notes 7.9s, 2009                                                     989,709
          1,685,000  Texas New-Mexico Power Utilities 1st mtge.
                       9 1/4s, 2000                                                                              1,721,851
          1,300,000  Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                                      1,298,479
          1,685,000  Texas Utilities Electric Capital Trust V company guaranty
                       8.175s, 2037                                                                              1,656,694
                                                                                                            --------------
                                                                                                                16,233,651
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $191,156,971)                                    $  180,326,185

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (15.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (6.6%)
--------------------------------------------------------------------------------------------------------------------------
     $    5,021,404  Federal Home Loan Mortgage Corp. 5 1/2s, with
                       due dates from March 1, 2011 to April 1, 2011                                        $    4,726,397
                     Federal National Mortgage Association
          5,935,000    6 1/2s, TBA, November 25, 2029                                                            5,687,392
                     Federal National Mortgage Association
                       Pass-Through Certificates
          1,744,650    7s, with due dates from March 1, 2007 to
                       August 1, 2014                                                                            1,741,910
          1,478,349    6 1/2s, with due dates from September 1, 2010 to
                       January 1, 2027                                                                           1,440,470
          8,883,702    6s, with due dates from April 1, 2013 to
                       December 1, 2013                                                                          8,544,967
          2,811,000    5 1/8s, February 13, 2004                                                                 2,672,193
                     Government National Mortgage Association
                       Pass-Through Certificates
         16,304,555    8s, with due dates from June 15, 2025 to
                       January 15, 2029                                                                         16,656,080
         13,547,924    7s, with due dates from April 15, 2023 to
                       December 15, 2028                                                                        13,321,528
          2,201,103    6 1/2s, with due dates from July 15, 2023 to
                       February 15, 2028                                                                         2,106,641
                                                                                                            --------------
                                                                                                                56,897,578

U.S. Treasury Obligations (9.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,285,000  U.S. Treasury Bonds 5 1/4s, August 15, 2003                                                 4,183,231
                     U.S. Treasury Notes
          1,305,000    6s, August 15, 2009                                                                       1,303,173
          6,490,000    6s, August 15, 2004                                                                       6,505,186
         16,320,000    5 7/8s, October 31, 2001                                                                 16,346,112
         15,725,000    5 1/2s, May 31, 2003 (SEG)                                                               15,494,000
                     U.S. Treasury Notes
         17,085,000    5 1/4s, May 15, 2004                                                                     16,601,836
         10,901,000    4 3/4s, February 15, 2004                                                                10,408,710
          5,850,000    4 5/8s, December 31, 2000                                                                 5,781,438
          1,900,000    4 1/4s, November 15, 2003                                                                 1,785,107
          1,325,000  U.S. Treasury Strip zero %, February 15, 2019                                                 375,877
                                                                                                            --------------
                                                                                                                78,784,670
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $137,698,269)                                                                  $  135,682,248

COLLATERALIZED MORTGAGE OBLIGATIONS (3.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    1,040,000  Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
                       Class A3, 6.57s, 2007                                                                $      999,538
                     DLJ Commercial Mortgage Corp.
          1,005,000    Ser. 1999-CG3, Class A1B, 7.34s, 2009                                                     1,009,397
          1,010,000    Ser. 1999-CG3, Class A1A, 7.12s, 2009                                                     1,013,472
                     Fannie Mae Strip
          1,741,516    Ser. 241, Class 2, Interest Only (IO), 8 1/2s, 2023                                         481,094
            926,913    Ser. 217, Class 2, IO, 8.00s, 2023                                                          274,164
            332,287    Ser. 176, Class 2, IO, 8.00s, 2022                                                           98,284
            720,000  Federal Home Loan Mortgage Corp. Ser. T-20, Class A6,
                       7.49s, 2029                                                                                 720,000
         17,645,599  First Union-Lehman Brothers Commercial Mortgage Co.
                       Ser. 98-C2, IO, 0.803s, 2028                                                                655,506
          1,067,066  Freddie Mac Ser. 2182, Class SA, 7.91s, 2021                                                  933,016
            595,022  Freddie Mac Strip Ser. 203, Principle Only (PO),
                       zero %, 2029                                                                                371,331
            740,000  GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4,
                       6 3/4s, 2028                                                                                702,075
            993,000  GGP-Ivanhoe Ser. 1999-C1, Class F, 7.916s, 2004                                               993,000
            455,000  GMAC Commercial Mortgage Securities, Inc. Ser. 98-C1,
                       Class E, 7.153s, 2011                                                                       419,400
                     GS Mortgage Securities Corp. II
            540,000    Ser. 98-GLII, Class D, 7.191s, 2031                                                         486,675
          1,380,000    Ser. 98-GLII, Class A2, 6.562s, 2031                                                      1,304,100
                     Housing Securities, Inc.
            238,180    Ser. 91-B, Class B6, 9s, 2006                                                               237,287
            403,540    Ser. 93-F, Class F9M2, 7s, 2023                                                             384,245
            123,231    Ser. 94-1, Class AB1, 6 1/2s, 2009                                                          106,942
                     LB Commercial Conduit Mortgage Trust
          2,700,000    Ser. 1999-C1, Class A2, 6.78s, 2009                                                       2,618,684
          2,826,420    Ser. 1999-C1, Class A1, 6.41s, 2007                                                       2,758,078
            895,000    Ser. 1999-C2, Class A2, 7.325s, 2009                                                        898,077
            410,000    Ser. 1999-C2, Class A1, 7.105s, 2008                                                        411,492
                     Merrill Lynch Mortgage Investors, Inc.
          1,413,411    Ser. 98-C2, Class A1, 6.22s, 2030                                                         1,378,517
            721,340    Ser. 98-C2, IO, 1.449s, 2030                                                                 52,072
                     Morgan Stanley Capital I
          1,186,640    Ser. 99-CAM1, Class A2, 6.76s, 2008                                                       1,171,072
            680,000    Ser. 98-XL1, Class A3, 6.48s, 2030                                                          648,019
            545,000    Ser. 96-WF1, Class A2, 7.218s, 2006                                                         549,002
          1,885,000    Ser. 99-CAM1, Class A3, 6.92s, 2008                                                       1,857,903
          4,332,297  Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
                       IO, 1.581s, 2012                                                                            301,230
            518,884  Prudential Home Mortgage Securities Ser. 92-25,
                       Class B3, 8s, 2022                                                                          503,317
            165,240  Prudential Home Mortgage Securities 144A Ser. 94-31,
                       Class B3, 8s, 2009                                                                          162,529
            975,000  Residential Asset Securitization Trust Ser. 98-A12,
                       Class A14, 8s, 2028                                                                         996,023
          3,766,069  TIAA Retail Commercial Mortgage Trust Ser. 1999-1,
                       Class A, 7.17s, 2008                                                                      3,746,062
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $29,528,722)                                                                   $   29,241,603

CONVERTIBLE PREFERRED STOCKS (2.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Aerospace and Defense (--%)
--------------------------------------------------------------------------------------------------------------------------
              3,283  Coltec Capital Trust $2.625 cv. pfd.                                                   $      116,957

Automotive (--%)
--------------------------------------------------------------------------------------------------------------------------
              2,957  Federal-Mogul Corp. 144A $3.50 cv. cum. pfd.                                                  110,518
              5,182  Tower Automotive Capital Trust 144A $3.375 cv. pfd.                                           200,155
                                                                                                            --------------
                                                                                                                   310,673

Basic Industrial Products (--%)
--------------------------------------------------------------------------------------------------------------------------
              7,160  Ingersoll-Rand Co. $0.195 cv. pfd.                                                            163,785
              6,642  Owens-Illinois, Inc. $2.375 cv.pfd.                                                           217,526
                                                                                                            --------------
                                                                                                                   381,311

Broadcasting (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,900  Comcast Corp. $2.00 cv. pfd.                                                                  242,513
              2,450  Emmis Broadcasting Corp. Ser. A, $3.13 cv. pfd.                                               137,200
              4,100  Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                                 136,325
                                                                                                            --------------
                                                                                                                   516,038

Cable Television (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                774  Adelphia Communications Corp. Ser. D, $5.50 cv. pfd.                                          131,000
             12,433  MediaOne Group Inc. $6.25 cv. pfd.                                                          1,289,924
              5,676  MediaOne Group, Inc. Ser. D, $2.25 cv. pfd.                                                   796,769
                                                                                                            --------------
                                                                                                                 2,217,693

Computer Services and Software (--%)
--------------------------------------------------------------------------------------------------------------------------
              7,800  Vanstar Financial Trust Corp. $3.375 cv. pfd.                                                 115,050

Consumer Non Durables (--%)
--------------------------------------------------------------------------------------------------------------------------
              4,900  DIMON, Inc. $8.50 cv. pfd.                                                                     20,825
              2,770  Estee Lauder Aces TR II $5.41 cv. pfd.                                                        244,799
                                                                                                            --------------
                                                                                                                   265,624

Consumer Services (--%)
--------------------------------------------------------------------------------------------------------------------------
              6,500  Carriage Services, Inc. 144A $3.50 c.v. pfd.                                                  187,688
              5,500  Metromedia International Group, Inc. $3.625
                       cv. cum. pfd.                                                                               124,438
                                                                                                            --------------
                                                                                                                   312,126

Electronics and Electrical Equipment (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              3,059  Lernout & Hauspie Speech Products N.V. 144A
                       $2.375 cv. Pfd.                                                                              92,917
              9,450  Pioneer Standard Electronics, Inc. 144A $3.375 cv. pfd.                                       481,950
              8,670  Sensormatic Electronics Corp. 144A $1.625 cv. pfd.                                            192,908
                                                                                                            --------------
                                                                                                                   767,775

Food and Beverages (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,792  Ralston Purina Co. $4.336 cv. pfd.                                                             73,696
              6,900  Seagram Co., Ltd. $3.76 c.v. pfd. (Canada)                                                    341,119
              2,338  Wendy's Financing Ser. A, $2.50 cv. pfd.                                                      121,868
                                                                                                            --------------
                                                                                                                   536,683

Health Care (--%)
--------------------------------------------------------------------------------------------------------------------------
             14,823  MedPartners, Inc. $6.50 cv. pfd.                                                              105,614

Insurance and Finance (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              2,072  AES Trust II $3.38 cv. pfd.                                                                   104,507
              7,742  American General Delaware Corp. $3.00 cv. cum. pfd.                                           706,458
              1,486  American Heritage Life Investment Corp. $4.25 cv. pfd.                                        151,944
              4,637  CNB Capital Trust I $1.50 cv. cum. pfd.                                                       158,238
              4,000  CNF Trust I Ser. A, $2.50 cv. cum. pfd.                                                       194,500
             11,400  Decs Trust IV $0.91 cv. pfd.                                                                   74,100
              4,500  Devon Financing Trust $3.25 cv. pfd.                                                          286,875
              5,923  Finova Finance Trust $2.75 cv. cum. pfd.                                                      345,755
              4,957  Fleetwood Capital Trust $3.00 cv. cum. pfd.                                                   177,832
             14,400  Lincoln National Corp. $0.463 cv. cum. pfd.                                                   307,800
              5,000  Mandatory Common Exchange Trust (The)
                       $3.625 cv. pfd.                                                                              13,438
              4,763  National Australia Bank Ltd. $1.969 cv. pfd. (Australia)                                      133,959
              4,700  Newell Financial Trust I 144A $2.625 cv. cum. pfd.                                            204,450
              3,570  Penncorp Financial Group, Inc. 144A $3.50 cv. pfd.                                             32,130
             28,475  Philadelphia Consolidated Holding Corp. $0.534 cv. pfd.                                       160,172
              6,300  Protective Life Corp. $3.25 cv. cum. pfd.                                                     367,763
              2,053  QUALCOMM Financial Trust $2.875 cv. cum. pfd.                                                 643,872
              1,460  St. Paul Capital LLC $3.00 cv. cum. pfd.                                                       84,315
              4,400  Suiza Capital Trust II $2.75 cv. pfd.                                                         150,150
              5,035  Union Planters Corp. Ser. E, $2.00 cv. cum. pfd.                                              278,813
                                                                                                            --------------
                                                                                                                 4,577,071

Medical Supplies and Devices (--%)
--------------------------------------------------------------------------------------------------------------------------
              8,292  Owens & Minor Trust I 144A Ser. A, $2.688 cv. cum. pfd.                                       269,490

Metals and Mining (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              4,595  Cyprus Amax Minerals Co. Ser. A, $4.00 cv. pfd.                                               240,089
             15,900  Freeport-McMoRan Copper Co., Inc. $1.75 cv. pfd.                                              254,400
              6,575  Titanium Metals Corp. $3.313 cv. pfd.                                                          92,050
                                                                                                            --------------
                                                                                                                   586,539

Oil and Gas (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             13,500  Apache Corp. $2.015 c.v. pfd.                                                                 482,625
                235  Chesapeake Energy Corp. $3.50 cv. cum. pfd.                                                     7,755
              3,425  Coastal Corp. $1.656 c.v. pfd.                                                                 90,763
              3,621  Evi, Inc. $2.50 cv. cum. pfd.                                                                 135,788
              2,556  Kerr-McGee Corp. $1.825 c.v. pfd.                                                              96,170
              5,586  Neuvo Energy Ser. A, $2.875 cv. pfd.                                                          146,633
              1,900  Newfield Exploration Co. $3.25 c.v. pfd.                                                       97,850
              4,900  Pogo Producing Co. Ser. A, $3.25 c.v. pfd.                                                    252,963
              7,750  Tosco Financing Trust $2.875 cv. pfd.                                                         349,719
             10,620  Unocal Capital Trust $3.125 cv. cum. pfd.                                                     552,240
                582  Williams Companies, Inc. $3.50 cv. pfd.                                                       101,996
                                                                                                            --------------
                                                                                                                 2,314,502

Packaging and Containers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             10,880  Sealed Air Corp. Ser. A, $2.00 cv.pfd.                                                        579,360

Paper and Forest Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,318  Georgia Pacific Group $3.75 c.v. pfd.                                                         230,004
             11,164  International Paper Co. $2.625 cv. pfd.                                                       590,297
                                                                                                            --------------
                                                                                                                   820,301

Pharmaceuticals and Biotechnology (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             13,263  Monsanto Co. $2.60 cv. pfd.                                                                   497,363

Publishing (--%)
--------------------------------------------------------------------------------------------------------------------------
              3,521  Readers Digest 1.9336% cv. pfd.                                                               104,310
              2,785  Tribune Co. 2.00% cv. pfd.                                                                    373,190
                                                                                                            --------------
                                                                                                                   477,500

Real Estate (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             16,768  Equity Residential Property Ser. E, $1.75 cv. pfd. (R)                                        389,856
              2,261  Vornado Realty Trust Ser. A, $3.25 cv. cum. pfd. (R)                                          101,745
                                                                                                            --------------
                                                                                                                   491,601

Recreation (--%)
--------------------------------------------------------------------------------------------------------------------------
              1,172  Royal Caribbean Cruises Ltd. Ser. A, $3.625 cv. cum. pfd.                                     187,520

Retail (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,020  CVS Auto Exchange $6.00 cv. pfd.                                                               77,903
              3,468  Dollar General Strypes Trust $3.352 cv. pfd.                                                  130,050
              9,592  K mart Financing I $3.875 cv. cum. pfd.                                                       413,655
                                                                                                            --------------
                                                                                                                   621,608

Telecommunications (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,757  Cox Communications, Inc. $3.50 c.v. pfd.                                                      170,934
              2,401  Global TeleSystems Group, Inc. $3.63 cv. pfd.                                                 105,224
              2,253  Qwest Trends Trust 144A $5.75 cv. pfd.                                                        134,898
                234  TCI Pacific Comm $5.00 cv. pfd.                                                                69,323
                                                                                                            --------------
                                                                                                                   480,379

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              3,962  Canadian National Railway Co. $2.625 c.v. pfd. (Canada)                                       200,081
             11,125  Union Pacific Capital Trust 144A $3.125 cum. cv. pfd.                                         534,000
                                                                                                            --------------
                                                                                                                   734,081

Utilities (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              4,600  Calpine Capital Trust $2.88 cv. pfd.                                                          271,400
              6,183  El Paso Energy Capital Trust $2.375 cv. pfd.                                                  326,153
              6,051  Houston Industries, Inc. $3.22 cv. pfd                                                        701,916
              2,900  KN Energy Inc. $3.55 cv. pfd.                                                                  97,150
              3,000  NiSource, Inc. $3.875 c.v. pfd.                                                               119,250
              4,201  Texas Utilities Co. $4.625 cv. pfd.                                                           213,714
                400  Texas Utilities Co. $0.205 cv. pfd.                                                            18,300
                                                                                                            --------------
                                                                                                                 1,747,883
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $21,516,769)                                  $   20,030,742

CONVERTIBLE BONDS AND NOTES (2.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (0.1%)
--------------------------------------------------------------------------------------------------------------------------
     $      202,000  Omnicom Group Inc. cv. sub. deb. 2 1/4s, 2013                                          $      367,893

Aerospace and Defense (--%)
--------------------------------------------------------------------------------------------------------------------------
             93,000  Kellstrom Industries, Inc. cv. sub. notes 5 1/2s, 2003                                         59,404
            184,000  SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                                   135,240
                                                                                                            --------------
                                                                                                                   194,644

Automotive (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            195,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                                100,913
            200,000  Magna International cv. sub. deb. 5s, 2002                                                    194,250
            260,000  Standard Motor Products, Inc. cv. sub. deb. 6 3/4s, 2009                                      209,950
            325,000  Tower Automotive, Inc. cv. sub. notes 5s, 2004                                                279,094
                                                                                                            --------------
                                                                                                                   784,207

Broadcasting (--%)
--------------------------------------------------------------------------------------------------------------------------
            180,000  Scandinavian Broadcasting System SA cv. sub. notes
                       7s, 2004 (Luxembourg)                                                                       242,325

Business Equipment and Services (--%)
--------------------------------------------------------------------------------------------------------------------------
            151,000  National Data Corp. cv. sub. notes 5s, 2003                                                   124,009
            110,000  Personnel Group of America, Inc. cv. sub. notes
                       5 3/4s, 2004                                                                                 77,688
                                                                                                            --------------
                                                                                                                   201,697

Computer Services and Software (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            369,000  Aspen Technology, Inc. cv. sub. deb. 5 1/4s, 2005                                             233,854
             63,000  EMC Corp. cv. sub. notes 3 1/4s, 2002                                                         405,878
            330,000  Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                                187,688
            878,000  Network Associates, Inc. cv. Sub. deb. zero %, 2018                                           289,740
            460,000  System Software Associates, Inc. cv. sub. notes 7s, 2002                                      148,350
             51,000  Vantive Corp. (The) cv. sub. notes 4 3/4s, 2002                                                41,629
            117,000  Veritas Software Corp. cv. disc. notes 1.856s, 2006                                           163,800
          1,250,000  Western Digital Corp. 144A cv. sub. deb. zero %, 2018                                         171,875
                                                                                                            --------------
                                                                                                                 1,642,814

Computers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             84,000  Safeguard Scientifics, Inc. 144A cv. sub. notes 5s, 2006                                      107,205
            350,000  Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                                   343,875
                                                                                                            --------------
                                                                                                                   451,080

Conglomerates (--%)
--------------------------------------------------------------------------------------------------------------------------
             31,000  ADT Operations, Inc. cv. sub. notes zero %, 2010                                               67,386
            150,000  Thermo Electron Corp. 144A cv. sub. deb. 4 1/4s, 2003                                         125,250
                                                                                                            --------------
                                                                                                                   192,636

Consumer Durable Goods (--%)
--------------------------------------------------------------------------------------------------------------------------
          1,120,000  Sunbeam Corp. 144A cv. sr. sub. notes zero %, 2018                                            155,400

Consumer Non Durables (--%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                                          118,450

Consumer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             59,000  America Online, Inc. cv. sub. notes 4s, 2002                                                  588,378
             65,000  At Home Corp. 144A cv. sub. deb. 0.525s, 2018                                                  38,025
            500,000  Boston Chicken, Inc. cv. notes LYON (Liquid Yield
                       Option Notes) zero %, 2015 (In default) (NON)                                                   315
            320,000  Boston Chicken, Inc. cv. sub. deb. 7 3/4s, 2004
                       (In default) (NON)                                                                            1,600
            412,000  CKE Restaurants, Inc. cv. sub. notes 4 1/4s, 2004                                             248,230
             42,000  Doubleclick, Inc. 144A cv. sub. notes 4 3/4s, 2006                                             77,490
            272,000  Interpublic Group Cos. cv. sub. notes 1.8s, 2004                                              316,540
            150,000  Loews Corp. cv. sub. notes 3 1/8s, 2007                                                       123,938
             93,000  Protection One, Inc. cv. sr. sub. notes 6 3/4s, 2003                                           24,994
                                                                                                            --------------
                                                                                                                 1,419,510

Electronics and Electrical Equipment (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            260,000  Benchmark Electronics, Inc. 144A cv. sub. notes 6s, 2006                                      179,400
            239,000  Credence Systems Corp. cv. sub. notes 5 1/4s, 2002                                            229,141
            500,000  Integrated Device Technology, Inc. cv. sub. notes
                       5 1/2s, 2002                                                                                486,875
            150,000  Integrated Process Equipment Corp. 144A cv. sub.
                       notes 6 1/4s, 2004                                                                          106,313
            187,000  Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                            147,496
            136,000  Lam Research Corp. cv. sub. notes 5s, 2002                                                    157,420
             26,000  Level One Communications, Inc. cv. sub. notes 4s, 2004                                         66,170
             25,000  LSI Logic Corp. cv. sub. notes 4 1/2s, 2004                                                    46,000
             70,000  LSI Logic Corp. 144A cv. sub. notes 4 1/4s, 2004                                              128,800
             84,000  Micron Technology, Inc. cv. sub. notes 7s, 2004                                               103,110
            366,000  Motorola, Inc. cv. sub. deb. LYON zero %, 2013                                                409,463
            329,000  Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                                        325,710
             58,000  Photronics, Inc. cv. sub. notes 6s, 2004                                                       57,130
            160,000  Sanmina Corp. 144A cv. sub. notes 4 1/4s, 2004                                                195,000
            272,000  Solectron Corp. 144A cv. notes zero %, 2019                                                   169,660
            340,000  Thermo Instrument Systems, Inc. 144A cv. deb.
                       4 1/2s, 2003                                                                                281,350
            250,000  Thermo Instrument Systems, Inc. cv. company guaranty
                       Ser. RG, 4s, 2005                                                                           184,688
            282,000  Thermo Optek Corp. 144A cv. bonds 5s, 2000                                                    271,425
                                                                                                            --------------
                                                                                                                 3,545,151

Health Care (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            637,000  Alza Corp. cv. sub. LYON zero %, 2014                                                         359,109
            556,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                  418,390
            110,000  Tenet Health Care Corp. cv. sub. notes 6s, 2005                                                97,900
                                                                                                            --------------
                                                                                                                   875,399

Information Systems (--%)
--------------------------------------------------------------------------------------------------------------------------
             98,000  Automatic Data Processing cv. deb. zero %, 2012                                               122,378
            215,000  Quantum Corp. cv. sub. 7s, 2004                                                               185,035
                                                                                                            --------------
                                                                                                                   307,413

Infrastructure (--%)
--------------------------------------------------------------------------------------------------------------------------
            255,000  Thermo Terratech, Inc. 144A cv. sub. deb. 4 5/8s, 2003                                        210,056

Insurance and Finance (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            227,000  Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                               551,326
          1,125,000  Mutual Risk Management cv. sub. deb. zero %, 2015                                             489,375
                                                                                                            --------------
                                                                                                                 1,040,701

Metals and Mining (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  Inco Ltd. cv. deb. 5 3/4s, 2004 (Canada)                                                      192,250
            200,000  Quanex Corp. cv. sub. deb. 6.88s, 2007                                                        189,000
                                                                                                            --------------
                                                                                                                   381,250

Oil and Gas (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            617,000  Devon Energy Corp. cv. deb. 4.95s, 2008                                                       623,941
            270,000  Diamond Offshore Drilling, Inc. cv. sub. notes
                       3 3/4s, 2007                                                                                276,075
            270,000  Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                             163,350
            350,000  Offshore Logistics, Inc. cv. sub. notes 6s, 2003                                              286,125
            150,000  Parker Drilling Co. cv. sub. notes 5 1/2s, 2004                                               105,750
            350,000  Swift Energy Co. cv. sub. notes 6 1/4s, 2006                                                  276,938
                                                                                                            --------------
                                                                                                                 1,732,179

Pharmaceuticals and Biotechnology (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            316,000  Athena Neurosciences, Inc. cv. notes 4 3/4s, 2004                                             310,075
            214,000  Centocor, Inc. cv. sub. deb. 4 3/4s, 2005                                                     310,835
            300,000  Roche Holdings, Inc. 144A cv. unsub. LYON
                       zero %, 2010 (Switzerland)                                                                  181,125
              5,000  Sandoz Capital BVI Ltd. 144A cv. company guaranty
                       2s, 2002 (Switzerland)                                                                        7,156
            231,000  Sepracor, Inc. cv. sub. deb. 7s, 2005                                                         221,760
             96,000  Sepracor, Inc. cv. sub. deb. 6 1/4s, 2005                                                     177,840
                                                                                                            --------------
                                                                                                                 1,208,791

Publishing (--%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  World Color Press, Inc. cv. sub. notes 6s, 2007                                               214,000

Real Estate (--%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Malan Realty Investors cv. sub. notes 9 1/2s, 2004 (R)                                        133,125

Retail (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            186,000  Ann Taylor Stores Corp. 144A cv. company guaranty
                       0.55s, 2019                                                                                 107,415
            138,000  Cedant Corp. cv. sub. notes 3s, 2002                                                          123,683
            239,000  Costco Cos, Inc. cv. sub. notes zero %, 2017                                                  225,556
             11,892  Home Depot, Inc. (The) cv. notes 3 1/4s, 2099                                                 897,693
            180,000  Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                             183,600
            527,000  Office Depot, Inc. cv. LYON zero %, 2007                                                      354,408
            238,000  Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003                                              229,670
            679,000  Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                                    468,510
            100,000  Whole Foods Market, Inc. cv. sub. deb. zero %, 2018                                            33,000
                                                                                                            --------------
                                                                                                                 2,623,535

Satellite Services (--%)
--------------------------------------------------------------------------------------------------------------------------
            116,000  Gilat Satellite Networks Ltd. cv. 6 1/2s, 2004 (Israel)                                       151,808

Telecommunications (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Corecomm Ltd. 144A cv. sub. notes 6s, 2006                                                    179,200
            800,000  Rogers Communications cv. deb. 2s, 2005                                                       643,000
                                                                                                            --------------
                                                                                                                   822,200
                                                                                                            --------------
                     Total Convertible Bonds and Notes
                       (cost $20,784,113)                                                                   $   19,016,264

FOREIGN GOVERNMENT BONDS AND NOTES (0.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
USD  $    3,555,000  Ontario (Province of) sr. unsub. 5 1/2s, 2008                                          $    3,223,354
USD       2,320,000  Quebec (Province of) sr. unsub. 5 3/4s, 2009                                                2,112,616
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $5,842,166)                                                                    $    5,335,970

ASSET-BACKED SECURITIES (0.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      729,374  Green Tree Recreational Equipment & Cons. Ser. 98-A,
                       Class A1C, 6.18s, 2019                                                               $      718,148
          7,525,000  Lehman Manufactured Housing Ser. 98-1,
                       Class 1 IO, 0.82s, 2028                                                                     265,139
          2,827,210  Provident Bank Home Equity Loan Trust Ser. 99-1,
                       Class A2, FRB 5.5587s, 2019                                                               2,827,210
                                                                                                            --------------
                     Total Asset-Backed Securities (cost $3,928,131)                                        $    3,810,497

PREFERRED STOCKS (0.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,369  AmeriKing, Inc. $3.25 pfd. (PIK)                                                       $       23,273
                125  Capstar Broadcasting, Inc. 144A $12.00 pfd. (PIK)                                              14,625
                666  Capstar Communications, Inc. Ser. E, $12.625 cum. pfd. (PIK)                                   77,922
              1,090  Centaur Funding Corp. 144A 9.08% pfd. (Cayman Islands)                                      1,121,414
                315  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                                  17,010
              1,178  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            126,046
                 55  Fresenius Medical Capital Trust I company guaranty
                       9.00% pfd. (Germany)                                                                         53,350
                320  Fresenius Medical Capital Trust II company guaranty
                       7.875% pfd. (Germany)                                                                       284,800
                 15  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                            162,750
                                                                                                            --------------
                     Total Preferred Stocks (cost $1,847,213)                                               $    1,881,190

MUNICIPAL BONDS AND NOTES (0.1%) (cost $1,283,978)
PRINCIPAL AMOUNT                                                                                RATING (RAT)         VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    1,285,000  Mashantucket Pequot Tribe 144A bonds Ser. A,
                       FSA, 6.57s, 2013                                                         Aaa         $    1,148,532

WARRANTS (--%) (a) (NON)                                                                        EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                 30  Club Regina, Inc. 144A                                                     12/1/04     $           30
                 40  Colt Telecommunications Group Plc                                          12/31/06            20,000
                 40  Esat Holdings, Inc. (Ireland)                                              2/1/07               3,040
                 20  Long Distance International, Inc. 144A                                     4/13/08                 40
                 45  McCaw International Ltd.                                                   4/15/07                191
                 40  Telehub Communications Corp.                                               7/31/05                200
                125  UIH Australia/Pacific, Inc. 144A                                           5/15/06              3,750
                 40  Versatel Telecom 144A                                                      5/15/08              5,800
                                                                                                            --------------
                     Total Warrants (cost $7,732)                                                           $       33,051

SHORT-TERM INVESTMENTS (2.7%) (a) (cost $22,924,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $22,924,000  Interest in $462,305,000 joint repurchase agreement
                       October 29, 1999 with S.B.C. Warburg Inc. due
                       November 1, 1999 respect to various U.S. Treasury
                       obligations -- maturity value of $22,933,972 for an
                       effective yield of 5.22%                                                             $   22,924,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $838,782,904) (b)                                              $  860,033,576
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $859,694,857.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      October 31, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 1999. Ratings are not covered by the Report of independent accountants.

  (b) The aggregate identified cost on a tax basis is $841,212,262, resulting in gross unrealized appreciation and depreciation of $70,137,000 and $51,315,686, respectively, or net unrealized appreciation of $18,821,314.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 1999.

  (R) Real Estate Investment Trust.

      FSA -- Financial Security Assurance

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).


-------------------------------------------------------------------------------
Futures Contracts Outstanding at October 31, 1999

                                      Aggregate Face    Expiration  Unrealized
                        Market Value      Value            Date    Depreciation
-------------------------------------------------------------------------------
U.S. Treasury
Bond (Long)              $7,497,188    $7,562,413         Dec-99     $(65,225)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
October 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $838,782,904) (Note 1)        $860,033,576
-----------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                            6,715,728
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,306,988
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       28,505,037
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                          86,625
-----------------------------------------------------------------------------------------------
Total assets                                                                        896,647,954

Liabilities
-----------------------------------------------------------------------------------------------
Payable for subcustodian (Note 2)                                                       120,306
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     33,270,730
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            1,549,804
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,318,646
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              122,654
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           33,336
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                896
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  305,743
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  230,982
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    36,953,097
-----------------------------------------------------------------------------------------------
Net assets                                                                         $859,694,857

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $790,424,572
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            140,244
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                               48,029,916
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                    21,100,125
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding          $859,694,857

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($646,928,692 divided by 60,671,249 shares)                                              $10.66
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.66)*                                  $11.31
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($195,501,890 divided by 18,514,575 shares)**                                            $10.56
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($581,024 divided by 54,595 shares)**                                                    $10.64
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($14,904,167 divided by 1,405,143 shares)                                                $10.61
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.61)*                                  $10.99
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($1,779,084 divided by 166,841 shares)                                                   $10.66
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended October 31, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                            $27,859,386
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $4,722)                                             10,409,673
-----------------------------------------------------------------------------------------------
Total investment income                                                              38,269,059

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      5,264,261
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,539,050
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                       16,178
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         10,526
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,669,820
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,822,776
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                       778
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   108,057
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  69,533
-----------------------------------------------------------------------------------------------
Registration fees                                                                        82,234
-----------------------------------------------------------------------------------------------
Auditing                                                                                 79,814
-----------------------------------------------------------------------------------------------
Legal                                                                                     7,870
-----------------------------------------------------------------------------------------------
Postage                                                                                 126,281
-----------------------------------------------------------------------------------------------
Other                                                                                    83,648
-----------------------------------------------------------------------------------------------
Total expenses                                                                       10,880,826
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (245,994)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         10,634,832
-----------------------------------------------------------------------------------------------
Net investment income                                                                27,634,227
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     52,182,205
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (135,066)
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                        (516,137)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                       24,282
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures and
TBA sale commitments during the year                                                (26,531,154)
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              25,024,130
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $52,658,357
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets
                                                                                      Year ended October 31
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                             $  27,634,227    $ 25,856,493
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                        51,531,002      49,060,186
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                        (26,506,872)    (23,018,297)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 52,658,357      51,898,382
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (22,241,851)    (20,208,084)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (4,915,559)     (3,074,445)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                              (1,606)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (420,624)       (283,338)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                             (54,051)             --
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                          (1,377,881)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (304,518)             --
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                 (99)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (26,057)             --
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                              (3,348)             --
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (39,936,334)    (49,312,780)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (9,547,631)     (7,189,378)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (749,842)       (717,582)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    79,985,204     158,747,947
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         53,064,160     129,860,722

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   806,630,697     676,769,975
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $140,244 and $182,380, respectively)                                     $859,694,857    $806,630,697
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                         Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $11.01           $11.48           $10.67            $9.84            $8.68
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .37(c)           .40(c)           .42              .44              .45
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .35              .46             1.46             1.01             1.17
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .72              .86             1.88             1.45             1.62
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.37)            (.36)            (.40)            (.43)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                (.02)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.68)            (.97)            (.67)            (.19)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.07)           (1.33)           (1.07)            (.62)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.66           $11.01           $11.48           $10.67            $9.84
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               6.73             7.86            18.87            15.31            19.32
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $646,929         $644,902         $585,624         $496,882         $468,725
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.09             1.13             1.15             1.20             1.15
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            3.36             3.51             3.73             4.28             4.93
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             144.87           124.34           152.66           142.36           131.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Distributions in excess of net investment income amounted to less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                         Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.92           $11.40           $10.60            $9.80            $8.67
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .28 (c)          .31 (c)          .35              .36              .38
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .35              .46             1.45             1.00             1.15
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .63              .77             1.80             1.36             1.53
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.28)            (.28)            (.33)            (.37)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                (.03)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.68)            (.97)            (.67)            (.19)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.99)           (1.25)           (1.00)            (.56)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.56           $10.92           $11.40           $10.60            $9.80
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               5.94             7.08            18.11            14.36            18.25
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $195,502         $149,712          $82,759          $35,118          $10,073
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.84             1.88             1.90             1.97             1.91
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.60             2.76             2.98             3.51             4.09
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             144.87           124.34           152.66           142.36           131.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Distributions in excess of net investment income amounted to less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          July 26, 1999+
operating performance                                                                                              to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $11.09
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     .06(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                               (.40)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    (.34)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        (.11)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                                                                                      --(d)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $10.64
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                  (3.08)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                           $581
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .49*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                 .63*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 144.87
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Distributions in excess of net investment income amounted to less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    For the period
Per-share                                                                                                           Mar. 17, 1995+
operating performance                                                 Year ended October 31                           to Oct. 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.96           $11.44           $10.63            $9.82            $8.88
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .31(c)           .34(c)           .36              .42              .25
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .36              .45             1.47              .98              .90
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .67              .79             1.83             1.40             1.15
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.31)            (.30)            (.35)            (.40)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                (.03)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.68)            (.97)            (.67)            (.19)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.02)           (1.27)           (1.02)            (.59)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.61           $10.96           $11.44           $10.63            $9.82
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               6.27             7.30            18.41            14.76            13.13*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $14,904          $12,017           $8,387           $3,551             $522
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.59             1.63             1.65             1.72             1.09*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.85             3.01             3.23             3.74             2.76*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             144.87           124.34           152.66           142.36           131.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Distributions in excess of net investment income amounted to less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                        December 31, 1998+
operating performance                                                                                              to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $10.79
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     .32(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                               (.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .22
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        (.32)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                                                                                    (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (.35)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $10.66
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                   2.00*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $1,779
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .70*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                3.01*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 144.87
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Distributions in excess of net investment income amounted to less than $0.01 per share.



Notes to financial statements
October 31, 1999

Note 1
Significant accounting policies

Putnam Balanced Retirement Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current return by investing in a diversified portfolio of equity and debt securities, with secondary objective of stability of principle.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class Y shares on December 31, 1998 and class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market. Other investments are stated at fair value following procedures approved by the Trustees.

Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended October 31, 1999, the fund had no borrowings against the line of credit.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, nontaxable dividends, defaulted bond interest, unrealized gains and losses on certain futures contracts, paydown gains and losses on mortgage-backed securities, market discount, interest on payment-in-kind securities and market discount and premium accretion adjustment. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 1999, the fund reclassified $1,669,231 to increase undistributed net investment income and $10,571 to decrease paid-in-capital, with a decrease to accumulated net realized gains of $1,658,660. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At October 31, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the year ended October 31, 1999, fund expenses were reduced by $245,994 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $998 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $229,368 and $10,300 from the sale of class A and class M shares, respectively and $324,363 and no monies in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $6,402 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended October 31, 1999, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,008,807,337 and $956,541,221, respectively. Purchases and sales of U.S. government obligations aggregated $259,690,763 and $255,081,143, respectively.

Note 4
Share repurchase program

At October 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                  Year ended October 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     10,012,163       $109,000,444
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,702,959         50,323,503
-----------------------------------------------------------------------------
                                                14,715,122        159,323,947

Shares
repurchased                                    (12,603,424)      (136,977,187)
-----------------------------------------------------------------------------
Net increase                                     2,111,698       $ 22,346,760
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,014,274       $122,760,010
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,783,073         52,005,749
-----------------------------------------------------------------------------
                                                15,797,347        174,765,759

Shares
repurchased                                     (8,230,021)       (91,550,973)
-----------------------------------------------------------------------------
Net increase                                     7,567,326       $ 83,214,786
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,052,313        $76,141,950
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,215,074         12,903,110
-----------------------------------------------------------------------------
                                                 8,267,387         89,045,060

Shares
repurchased                                     (3,462,204)       (37,141,730)
-----------------------------------------------------------------------------
Net increase                                     4,805,183        $51,903,330
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,671,097       $106,622,401
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      806,588          8,717,305
-----------------------------------------------------------------------------
                                                10,477,685        115,339,706

Shares
repurchased                                     (4,026,790)       (43,819,735)
-----------------------------------------------------------------------------
Net increase                                     6,450,895       $ 71,519,971
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                          to October 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         54,840           $582,901
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                          108              1,163
-----------------------------------------------------------------------------
                                                    54,948            584,064

Shares
repurchased                                           (353)            (3,770)
-----------------------------------------------------------------------------
Net increase                                        54,595           $580,294
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        589,317         $6,373,780
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      105,634          1,125,427
-----------------------------------------------------------------------------
                                                   694,951          7,499,207

Shares
repurchased                                       (386,587)        (4,165,592)
-----------------------------------------------------------------------------
Net increase                                       308,364         $3,333,615
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        525,863         $5,826,012
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       87,480            947,225
-----------------------------------------------------------------------------
                                                   613,343          6,773,237

Shares
repurchased                                       (249,916)        (2,760,047)
-----------------------------------------------------------------------------
Net increase                                       363,427         $4,013,190
-----------------------------------------------------------------------------

                                             For the period December 31, 1998
                                                 (commencement of operations)
                                                          to October 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        201,446         $2,200,269
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        3,589             38,727
-----------------------------------------------------------------------------
                                                   205,035          2,238,996

Shares
repurchased                                        (38,194)          (417,791)
-----------------------------------------------------------------------------
Net increase                                       166,841         $1,821,205
-----------------------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $40,131,843 as capital gain, for its taxable year ended October 31, 1999.

The fund has designated 25.47% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Anthony I. Kreisel
Vice President

Edward P. Bousa
Vice President and Fund Manager

Charles G. Pohl
Vice President and Fund Manager

James M. Prusko
Vice President and Fund Manager

David L. Waldman
Vice President and Fund Manager

Krishna K. Memani
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Balanced Retirement Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN018 56828 034/243/908 12/99



PUTNAM INVESTMENTS                                       [SCALE LOGO OMITTED]
-----------------------------------------------------------------------------
Putnam Balanced Retirement Fund

Supplement to Annual Report dated 10/31/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, class B, class C, and class M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
-----------------------------------------------------------------------------
Total return
for periods ended 10/31/99                               NAV

1 year                                                   6.94%
5 years                                                 88.63
Annual average                                          13.53
10 years                                               189.63
Annual average                                          11.22
Life of fund (since class A inception, 4/19/85)        342.64
Annual average                                          10.78

Share value:                                             NAV

12/31/98*                                              $10.79
10/31/99                                               $10.66
-----------------------------------------------------------------------------
Distributions:      No.      Income       Capital gains       Total
                     3       $0.351            --            $0.351
-----------------------------------------------------------------------------

*Inception of class Y shares.

Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class
A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.